UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Annual Report

December 31, 2018

Defiance Future Tech ETF

Ticker: AUGR

Defiance Quantum ETF

Ticker: QTUM

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Defiance ETFs

Defiance Future Tech ETF

SHAREHOLDER LETTER
(Unaudited)

Dear Defiance Future Tech Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Future Tech ETF (“AUGR” or the “Fund”). The following information pertains to the period from inception on July 31, 2018 through December 31, 2018 (the “Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Augmented and Virtual Reality Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as augmented and virtual reality companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the Period, down 20.93% at market and down 21.10% at NAV. This compares to the underlying Index which was down 21.25% and the S&P 500® Index, a broad market index, which decreased 10.19% over the same Period. Meanwhile, outstanding shares of the Fund ended the Period at 100,000.

For the Period, the largest positive contributor to return was Lenovo Group, Ltd., adding 0.38% to the return of the Fund, gaining 21.27% with an average weighting of 2.26%. The second largest contributor to return was Bandai Namco Holdings, Inc., adding 0.17% to the return of the Fund, gaining 14.28% with an average weighting of 1.35%. The third largest contributor to return was Universal Display Corporation, adding 4.23% to the return of the Fund, gaining 0.15% with an average weighting of 0.07%.

For the Period, the largest negative contributor to return was Starbreeze AB, detracting 0.88% from the return of the Fund, declining 90.59% with an average weighting of 0.67%. The security contributing second-most negatively was Kopin Corporation, detracting 0.84% from the return of the Fund, declining 67.97% with an average weighting of 0.85%. The third largest negative contributor to return was Snap, Inc. – Class A, detracting 0.78% from the return of the Fund, declining 55.49% with an average weight of 1.16%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Future Tech ETF

SHAREHOLDER LETTER
(Unaudited)(Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. As an ETF, the fund may trade at a premium or discount to NAV. Shares of an ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Augmented and Virtual Reality Index® is a rules-based index tracking a group of globally-listed equities of companies whose business activity, products, or services include one of the following in relation to the development or commercialization of augmented and virtual reality technology: headsets and wearable devices, artificial intelligence, gaming systems, graphic processors, image and touch displays, sensors for touch, depth or image perception, or software and applications for commercial and consumer use.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Past performance does not guarantee future results.

The Defiance Future Tech ETF is distributed by Quasar Distributors, LLC.

Defiance Quantum ETF

SHAREHOLDER LETTER
(Unaudited)

Dear Defiance Quantum Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the Period from inception on September 4, 2018 through December 31, 2018 (the “Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the Period, down 19.83% at market and down 20.01% at NAV. This compares to the underlying Index which was down 19.95% and the S&P 500® Index, a broad market index, which decreased 12.89% over the same Period. Meanwhile, outstanding shares of the Fund ended the Period at 150,000.

For the Period, the largest positive contributor to return was Mellanox Technologies, Ltd., adding 0.25% to the return of the Fund, gaining 17.60% with an average weighting of 1.73%. The second largest contributor to return was Integrated Device Technology, Inc., adding 0.23% to the return of the Fund, gaining 11.85% with an average weighting of 2.45%. The third largest contributor to return was Ultra Clean Holdings, Inc., adding 0.21% to the return of the Fund, gaining 18.79% with an average weighting of 0.08%.

For the Period, the largest negative contributor to return was Advanced Micro Devices, Inc., detracting 1.27% from the return of the Fund, declining 35.25% with an average weighting of 2.86%. The security contributing second-most negatively was Isra Vision AG, detracting 1.05% from the return of the Fund, declining 55.33% with an average weighting of 1.49%. The third largest negative contributor to return was NVIDIA Corporation, detracting 0.90% from the return of the Fund, declining 52.00% with an average weight of 1.45%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Quantum ETF

SHAREHOLDER LETTER
(Unaudited)(Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. As an ETF, the fund may trade at a premium or discount to NAV. Shares of an ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Quantum Computing & Machine Learning Index® is a rules-based index tracking a group of globally-listed equities of companies involved in the machine learning component of the artificial intelligence process with a focus on companies offering advanced equipment and electronics used in deep neutral networks, autonomous learning systems, and advanced/emerging computing technologies using classical and quantum computing.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

The Defiance Quantum ETF is distributed by Quasar Distributors, LLC.

Defiance Future Tech ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended December 31, 2018	Since Inception (7/31/2018)
Defiance Future Tech ETF - NAV	-21.10%
Defiance Future ETF - Market	-20.93%
BlueStar Augmented and Virtual Reality Index®	-21.25%
S&P 500® Index	-10.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 31, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Quantum ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended December 31, 2018	Since Inception (9/4/2018)
Defiance Quantum ETF - NAV	-20.01%
Defiance Quantum - Market	-19.83%
BlueStar Quantum Computing and Machine Learning Index®	-19.95%
S&P 500® Index	-12.89%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance ETFs

PORTFOLIO ALLOCATIONS
As of December 31, 2018 (Unaudited)

Defiance Future Tech ETF

Sector	Percentage of Net Assets
Information Technology♦	61.9%
Communication Services	22.3
Consumer Discretionary	9.8
Industrials	5.8
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Defiance Quantum ETF

Sector	Percentage of Net Assets
Information Technology♦	81.2%
Industrials	9.9
Communication Services	7.4
Short-Term Investments	1.4
Consumer Discretionary	1.3
Liabilities in Excess of Other Assets	(1.2)
Total	100.0%

♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Defiance Future Tech ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 22.3%
28	Alphabet, Inc. - Class A (a)	$29,259
1,600	Capcom Company, Ltd.	31,675
362	Electronic Arts, Inc. (a)	28,565
210	Facebook, Inc. - Class A (a)	27,529
7,200	Gree, Inc.	28,547
1,584	IMAX Corporation (a)	29,795
1,800	Koei Tecmo Holdings Company, Ltd.	29,794
17,000	NetDragon Websoft Holdings, Ltd.	26,056
128	NetEase, Inc. - ADR	30,127
330	Netmarble Corporation	32,976
200	Nintendo Company, Ltd.	53,384
1,922	Rovio Entertainment Oyj	8,393
5,232	Snap, Inc. - Class A (a)	28,828
1,000	Square Enix Holdings Company, Ltd.	27,225
23,674	Technicolor SA (a)	25,818
		437,971
	Consumer Discretionary — 9.8%
600	Bandai Namco Holdings, Inc.	26,933
462	Garmin, Ltd.	29,254
6,124	GoPro, Inc. - Class A (a)	25,966
510	LG Electronics, Inc.	28,476
3,200	Panasonic Corporation	28,892
554	Sony Corporation - ADR(a)	26,747
1,734	Turtle Beach Corporation (a)	24,744
		191,012
	Industrials — 5.8%
548	Cubic Corporation	29,449
236	Elbit Systems, Ltd.	26,909
834	Koninklijke Philips NV	29,488
1,000	Toshiba Corporation	28,255
		114,101
	Information Technology — 61.9%♦
126	Adobe, Inc. (a)	28,506
1,510	Advanced Micro Devices, Inc. (a)	27,875
770	Ambarella, Inc. (a)	26,935

The accompanying notes are an integral part of these financial statements.

Defiance Future Tech ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 61.9% (Continued)
176	Apple, Inc.	$27,762
4,000	Asustek Computer, Inc.	26,222
228	Autodesk, Inc. (a)	29,323
1,106	Canon, Inc. - ADR(a)	30,526
944	Corning, Inc.	28,518
672	Cree, Inc. (a)	28,745
246	Dassault Systemes SE	29,162
446	Dolby Laboratories, Inc. - Class A	27,581
694	FARO Technologies, Inc. (a)	28,204
2,044	Hewlett Packard Enterprise Company	27,001
8,740	Himax Technologies, Inc. - ADR	29,978
22,000	HTC Corporation (a)	25,302
3,554	Immersion Corporation (a)	31,844
254	International Business Machines Corporation	28,872
44,000	Lenovo Group, Ltd.	29,729
3,372	LG Display Company, Ltd. - ADR(a)	27,617
900	Logitech International SA	28,152
678	Lumentum Holdings, Inc. (a)	28,483
288	Microsoft Corporation	29,252
14,000	Micro-Star International Company, Ltd.	34,798
8,564	Nordic Semiconductor ASA (a)	28,582
202	NVIDIA Corporation	26,967
372	NXP Semiconductors NV	27,260
778	Plantronics, Inc.	25,752
358	PTC, Inc. (a)	29,678
524	QUALCOMM, Inc.	29,821
212,000	Razer, Inc. (a)	28,431
848	Samsung Electronics Company, Ltd.	29,412
296	SAP SE	29,414
758	Seagate Technology plc	29,251
880	Silicon Motion Technology Corporation - ADR	30,360
286	Splunk, Inc. (a)	29,987
2,218	STMicroelectronics NV - ADR	30,786
790	Synaptics, Inc. (a)	29,396
400	TDK Corporation	28,146
320	Texas Instruments, Inc.	30,240

The accompanying notes are an integral part of these financial statements.

Defiance Future Tech ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 61.9% (Continued)
392	Ubisoft Entertainment SA (a)	$31,583
312	Universal Display Corporation	29,194
1,652	Xperi Corporation	30,380
		1,215,027
	TOTAL COMMON STOCKS (Cost $2,382,287)	1,958,111

	SHORT-TERM INVESTMENTS — 1.0%
19,266	First American Government Obligations Fund, Class X, 2.36% *	19,266
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,266)	19,266
	TOTAL INVESTMENTS — 100.8% (Cost $2,401,553)	1,977,377
	Liabilities in Excess of Other Assets — (0.8)%	(15,509)
	NET ASSETS — 100.0%	$1,961,868

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS
December 31, 2018

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 7.4%
42	Alphabet, Inc. - Class A (a)	$43,888
5,796	BlackBerry, Ltd. (a)	41,206
15,372	Koninklijke KPN NV	44,985
3,591	Maxar Technologies, Ltd. (a)	42,883
1,200	Nippon Telegraph & Telephone Corporation	49,022
		221,984
	Consumer Discretionary — 1.3%
291	Alibaba Group Holding, Ltd. - ADR(a)	39,888

	Industrials — 9.9%
318	Honeywell International, Inc.	42,014
156	Lockheed Martin Corporation	40,847
3,900	Mitsubishi Electric Corporation	43,243
168	Northrop Grumman Corporation	41,143
264	Raytheon Company	40,484
411	Siemens AG	45,752
1,500	Toshiba Corporation	42,383
		295,866
	Information Technology — 81.2%♦
288	Accenture plc - Class A	40,611
2,289	Advanced Micro Devices, Inc. (a)	42,255
741	Alteryx, Inc. - Class A (a)	44,067
270	Apple, Inc.	42,590
1,350	Applied Materials, Inc.	44,199
279	ASML Holding NV	43,745
6,000	Asustek Computer, Inc.	39,334
600	Atos SE	49,027
2,115	Attunity, Ltd. (a)	41,623
1,032	Cadence Design Systems, Inc. (a)	44,871
1,761	CEVA, Inc. (a)	38,900
3,696	Cloudera, Inc. (a)	40,878
1,119	Cognex Corporation	43,272
3,486	Cypress Semiconductor Corporation	44,342
1,032	FLIR Systems, Inc.	44,933
600	Fujitsu, Ltd.	37,444
1,500	Hitachi High-Technologies Corporation	47,236

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 81.2% (Continued)
2,781	Hortonworks, Inc. (a)	$40,102
2,025	HP, Inc.	41,431
951	Integrated Device Technology, Inc. (a)	46,057
954	Intel Corporation	44,771
372	International Business Machines Corporation	42,285
51,423	IQE plc (a)	42,570
1,311	Isra Vision AG	36,417
1,614	Jenoptik AG	42,030
618	Koh Young Technology, Inc.	45,694
330	Lam Research Corporation	44,936
6,990	Lattice Semiconductor Corporation (a)	48,371
495	Mellanox Technologies, Ltd. (a)	45,728
1,296	Micron Technology, Inc. (a)	41,122
429	Microsoft Corporation	43,574
672	MKS Instruments, Inc.	43,418
1,563	Nanometrics, Inc. (a)	42,717
969	National Instruments Corporation	43,973
1,500	NEC Corporation	44,638
7,773	Nokia Oyj - ADR	45,239
3,024	Nuance Communications, Inc. (a)	40,008
306	NVIDIA Corporation	40,851
996	Oracle Corporation	44,969
780	Orbotech, Ltd. (a)	44,101
798	QUALCOMM, Inc.	45,414
10,200	Renesas Electronics Corporation (a)	46,484
51	Samsung Electronics Company, Ltd. - GDR	44,217
441	SAP SE	43,824
1,152	Seagate Technology plc	44,456
789	SK Hynix, Inc.	42,781
426	Splunk, Inc. (a)	44,666
507	Synopsys, Inc. (a)	42,710
1,260	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	46,507
1,182	Talend SA - ADR(a)	43,829
1,215	Teradata Corporation (a)	46,607
1,374	Teradyne, Inc.	43,116
2,946	Tower Semiconductor, Ltd. (a)	43,424

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS
December 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 81.2% (Continued)
5,259	Ultra Clean Holdings, Inc. (a)	$44,544
1,098	Western Digital Corporation	40,593
510	Xilinx, Inc.	43,437
		2,430,938
	TOTAL COMMON STOCKS (Cost $3,435,906)	2,988,676

	SHORT-TERM INVESTMENTS — 1.4%
40,405	First American Government Obligations Fund, Class X, 2.36% *	40,405
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,405)	40,405
	TOTAL INVESTMENTS — 101.2% (Cost $3,476,311)	3,029,081
	Liabilities in Excess of Other Assets — (1.2)%	(35,588)
	NET ASSETS — 100.0%	$2,993,493

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018

	Defiance Future Tech ETF	Defiance Quantum ETF
ASSETS
Investments in securities, at value *	$1,977,377	$3,029,081
Cash	357	—
Dividends and interest receivable	1,963	3,463
Receivable for securities sold	1,757	448
Total assets	1,981,454	3,032,992

LIABILITIES
Payable for distributions to shareholders	10,106	6,237
Due to custodian	8,789	31,555
Management fees payable	691	1,707
Total liabilities	19,586	39,499

NET ASSETS	$1,961,868	$2,993,493

Net Assets Consist of:
Paid-in capital	$2,498,786	$3,574,315
Total distributable earnings (accumulated deficit)	(536,918)	(580,822)
Net assets	$1,961,868	$2,993,493

Net Asset Value:
Net assets	$1,961,868	$2,993,493
Shares outstanding ^	100,000	150,000
Net asset value, offering and redemption price per share	$19.62	$19.96

* Identified cost:
Investments in securities	$2,401,553	$3,476,311

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

STATEMENTS OF OPERATIONS
For the Periods Ended December 31, 2018

	Defiance Future Tech ETF (1)	Defiance Quantum ETF (2)
INCOME
Dividends+	$10,790	$11,290
Interest	57	104
Total investment income	10,847	11,394

EXPENSES
Management fees	5,025	5,505
Total expenses	5,025	5,505
Net investment income (loss)	5,822	5,889

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(108,348)	(133,846)
Foreign currency	(549)	(751)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(424,176)	(447,230)
Foreign currency	(7)	127
Net realized and unrealized gain (loss) on investments	(533,080)	(581,700)
Net increase (decrease) in net assets resulting from operations	$(527,258)	$(575,811)

(1)	The Fund commenced operations on July 31, 2018. The information presented is for the period from July 31, 2018 to December 31, 2018.
(2)	The Fund commenced operations on September 4, 2018. The information presented is for the period from September 4, 2018 to December 31, 2018.
+	Net of foreign withholding taxes of $559 and $592, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Future Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2018*
OPERATIONS
Net investment income (loss)	$5,822
Net realized gain (loss) on investments and foreign currency	(108,897)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(424,183)
Net increase (decrease) in net assets resulting from operations	(527,258)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,660)
Tax return of capital to shareholders	(1,214)
Total distribution to shareholders	(10,874)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,500,000
Net increase (decrease) in net assets derived from capital share transactions (a)	2,500,000
Net increase (decrease) in net assets	$1,961,868

NET ASSETS
Beginning of period	$—
End of period	$1,961,868

(a)	A summary of capital share transactions is as follows:

Period Ended December 31, 2018*
Shares
Subscriptions	100,000
Redemptions	—
Net increase (decrease)	100,000

*	The Fund commenced operations on July 31, 2018. The information presented is for the period from July 31, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2018*
OPERATIONS
Net investment income (loss)	$5,889
Net realized gain (loss) on investments and foreign currency	(134,597)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(447,103)
Net increase (decrease) in net assets resulting from operations	(575,811)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,011)
Tax return of capital to shareholders	(1,226)
Total distribution to shareholders	(6,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,575,275
Transaction fees (See Note 6)	266
Net increase (decrease) in net assets derived from capital share transactions (a)	3,575,541
Net increase (decrease) in net assets	$2,993,493

NET ASSETS
Beginning of period	$—
End of period	$2,993,493

(a)	A summary of capital share transactions is as follows:

Period Ended December 31, 2018*
Shares
Subscriptions	150,000
Redemptions	—
Net increase (decrease)	150,000

*	The Fund commenced operations on September 4, 2018. The information presented is for the period from September 4, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Defiance Future Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended December 31, 2018 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) on investments	(5.33)
Total from investment operations	(5.27)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.06)
From realized gains	(0.04)
Tax return of capital to shareholders	(0.01)
Total distributions	(0.11)

Net asset value, end of period	$19.62

Total return	-21.10	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$1,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.52	%(4)(5)
Net investment income (loss) to average net assets	0.61	%(4)

Portfolio turnover rate (6)	25	%(3)

(1)	Commencement of operations on July 31, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective October 10, 2018, the Adviser reduced its management fee from 0.65% to 0.40%.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended December 31, 2018 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.05
Net realized and unrealized gain (loss) on investments	(5.05)
Total from investment operations	(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.03)
Tax return of capital to shareholders	(0.01)
Total distributions	(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (see Note 6)	0.00	(3)

Net asset value, end of period	$19.96

Total return	-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000's)	$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(5)
Net investment income (loss) to average net assets	0.70	%(5)

Portfolio turnover rate (6)	22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION

Defiance Future Tech ETF and Defiance Quantum ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Defiance Future Tech ETF is to track the total return performance, before expenses and fees, of the BlueStar Augmented and Virtual Reality Index®. The investment objective of the Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. Defiance Future Tech ETF commenced operations on July 31, 2018 and Defiance Quantum ETF commenced operations on September 4, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

Defiance Future Tech ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,958,111	$—	$—	$1,958,111
Short-Term Investments	19,266	—	—	19,266
Total Investments in Securities	$1,977,377	$—	$—	$1,977,377

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,988,676	$—	$—	$2,988,676
Short-Term Investments	40,405	—	—	40,405
Total Investments in Securities	$3,029,081	$—	$—	$3,029,081

^	See Schedule of Investments for breakout of investments by sector classification.

For the periods ended December 31, 2018, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no timing differences between book and tax for the period ended December 31, 2018.

During the period ended December 31, 2018, the Funds realized no net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective January 14, 2019, the management fee for Defiance Quantum ETF has been reduced to an annual rate of 0.40% of the Fund’s average daily net assets. There were no other events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. Effective October 10, 2018, for services provided to the Funds, Defiance Future Tech ETF pays the Adviser 0.40% and Defiance Quantum ETF pays the Adviser 0.65% at an annual rate based on each Fund’s average daily net assets. Prior to October 10, 2018, each Fund paid the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Future Tech ETF	$617,384	$574,346
Defiance Quantum ETF	816,574	603,184

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities by the Funds.

During the period ended December 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Future Tech ETF	$2,447,670	$—
Defiance Quantum ETF	3,356,234	—

During the period ended December 31, 2018, the Funds paid brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser as follows:

Defiance Future Tech ETF	$305
Defiance Quantum ETF	$43

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2018 were as follows:

	Defiance Future Tech ETF	Defiance Quantum ETF
Tax cost of investments	$2,403,277	$3,564,951
Gross tax unrealized appreciation	$28,642	$48,807
Gross tax unrealized depreciation	(454,549)	(584,550)
Net tax unrealized appreciation (depreciation)	(425,907)	(535,743)
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Accumulated gain (loss)	(425,907)	(535,743)
Other accumulated gain (loss)	(111,011)	(45,079)
Distributable earnings (accumulated deficit)	$(536,918)	$(580,822)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2018, the Funds deferred, on a tax-basis, post-October capital losses of $111,011 and $0, respectively and no late-year ordinary losses.

As of December 31, 2018, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Future Tech ETF	$—	$—
Defiance Quantum ETF	45,079	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2018, was as follows:

	Ordinary Income	Return of Capital
Defiance Future Tech ETF	$9,660	$1,214
Defiance Quantum ETF	5,011	1,226

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Defiance Future Tech ETF and Defiance Quantum ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance Future Tech ETF and Defiance Quantum ETF (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the periods July 31, 2018 (commencement of operations) to December 31, 2018 for Defiance Future Tech ETF and September 4, 2018 (commencement of operations) to December 31, 2018 for Defiance Quantum ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Defiance ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2019

Defiance ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	45	Independent Trustee, Managed Portfolio Series (38 portfolios).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	45	Independent Trustee, Managed Portfolio Series (38 portfolios).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	45	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	45	None

Defiance ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2012); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.defianceetfs.com.

Defiance ETFs

EXPENSE EXAMPLES
For the Period Ended December 31, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance ETFs

EXPENSE EXAMPLES
For the Period Ended December 31, 2018 (Unaudited) (Continued)

Defiance Future Tech ETF

	Beginning Account Value July 31, 2018(1)	Ending Account Value December 31, 2018	Expenses Paid During the Period
Actual	$1,000.00	$ 789.00	$1.95(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.58	$2.65(3)

(1)	Fund commencement.
(2)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.52%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 153 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(3)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.52%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Defiance Quantum ETF

	Beginning Account Value September 4, 2018(4)	Ending Account Value December 31, 2018	Expenses Paid During the Period
Actual	$1,000.00	$ 799.90	$1.89(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31(6)

(4)	Fund commencement.
(5)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 118 days, and divided by the number of days in the most recent twelve-month period, 365 days.
(6)	The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (“Defiance” or the “Adviser”) and the Trust, on behalf of the Defiance Future Tech ETF (“AUGR”) and Defiance Quantum ETF (“QTUM”) (each, a “Fund”, and together, the “Funds”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of each Fund, and Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”) at the following meetings (the “Meetings”):

●	at a meeting held April 12, 2018 (the “April Meeting”) with respect to the initial approval of the Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”) for the Funds;

●	at a meeting held July 12, 2018 (the “July Meeting”) with respect to the Advisory Agreement for the Funds; and

●	at a meeting held October 4, 2018 (the “October Meeting”) with respect to the Advisory Agreement for QTUM.

Prior to the April Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to each Fund; (ii) the cost of the services to be provided and the profits estimated to be realized by each firm and its affiliates from services rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as each Fund grows and whether the advisory fee for a Fund reflects these economies of scale for the benefit of such Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to a Fund.

Additionally, at the April Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser and its proposed services to the Trust, and at each subsequent Meeting, the Adviser presented additional written information to help the Board evaluate the proposed unitary management fee for each Fund (as described below).

The Board discussed the Materials pertaining to each of the Adviser and Sub-Adviser and the oral presentations that it had received and any other information that the Board received and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Defiance ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Funds achieved their investment objectives as passively-managed funds.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Funds are designed to track the performance of a third-party index and the trading for the Funds would be handled by a sub-adviser, the Funds’ performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Funds’ performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the expense ratios for the Funds and compared them to the universe of Technology ETFs as reported by Morningstar (“Category Peer Group”) and the most direct competitors for the Funds, as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for QTUM was slightly above the median of the Category Peer Group, but slightly below the expense ratios of each fund in the Selected Peer Group. The Board noted the proposed expense ratio for AUGR was below the median of the Category Peer Group and significantly below the expense ratios of each fund in the Selected Peer Group.

Defiance ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)

The Board took into consideration the advisory fee for each Fund was a “unified fee,” meaning the Fund would pay no expenses other than the applicable advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to the Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of the Funds was generally unpredictable. The Board noted it intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Funds, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that Penserra would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management

Defiance ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)

services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Funds. The Board also considered that, because the investment objectives of the Funds are to track the performance of an index, the Board in the future would focus on the extent to which the Funds achieved their investment objectives as passively-managed funds.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by Defiance to Penserra for its services to the Funds. The Board considered the fees to be paid to Penserra would be paid by Defiance from the fee Defiance received from the Funds and noted that the fee reflected an arm’s-length negotiation between Defiance and Penserra based on the nature and expected size of the Funds. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Funds, taking into account an analysis of Penserra’s profitability with respect to the Funds and Penserra’s affiliation with a broker-dealer, which from time to time may execute portfolio transactions for the Funds.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended December 31, 2018, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Future Tech ETF	85.53%
Defiance Quantum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2018 was as follows:

Defiance Future Tech ETF	41.05%
Defiance Quantum ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Future Tech ETF	39.20%
Defiance Quantum ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser

Defiance ETFs, LLC

450 West 42nd Street, #37S

New York, New York 10036

Sub-Adviser

Penserra Capital Management LLC

4 Orinda Way, Suite 100-A

Orinda, California 94563

Index Provider

Bluestar Global Investors, LLC

d/b/a Bluestar Indexes

1350 Avenue of the Americas, 4th Floor

New York, New York 10019

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Defiance Future Tech ETF

Symbol – AUGR

CUSIP – 26922A438

Defiance Quantum ETF

Symbol – QTUM

CUSIP – 26922A420

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Future Tech ETF

FYE 12/31/2018
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

Defiance Quantum ETF

FYE 12/31/2018
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Defiance Future Tech ETF

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Quantum ETF

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Defiance Future Tech ETF

Non-Audit Related Fees	FYE 12/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Quantum ETF

Non-Audit Related Fees	FYE 12/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 5, 2019

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	March 5, 2019

*	Print the name and title of each signing officer under his or her signature.